Long-Term Debt (Details 4) (USD $) In Millions, unless otherwise specified		6 Months Ended											6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 January 2011 Credit Facility	Jun. 30, 2014 Hyundai Samho vendor financing item	Jun. 30, 2014 Aegean Baltic Bank HSH Nordbank Piraeus Bank January 2011 Credit Facility	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank January 2011 Credit Facility	Jun. 30, 2014 RBS January 2011 Credit Facility	Jan. 24, 2011 RBS January 2011 Credit Facility	Jan. 24, 2011 ABN Amro and lenders January 2011 Credit Facility	Jun. 30, 2014 Club Facility January 2011 Credit Facility	Jan. 24, 2011 Club Facility January 2011 Credit Facility	Jun. 30, 2014 Citibank and Eurobank January 2011 Credit Facility	Jan. 24, 2011 Citibank and Eurobank January 2011 Credit Facility	Jun. 30, 2014 Sinosure CEXIM	Feb. 21, 2011 Sinosure CEXIM item	Feb. 21, 2011 Sinosure CEXIM Maximum	Jun. 30, 2014 Sinosure CEXIM January 2011 Credit Facility
Long-Term Debt
Maximum borrowing capacity under credit facility			$ 190.0		$ 123.8		$ 100.0	$ 37.1		$ 83.9		$ 80.0		$ 203.4
Amount outstanding as of the balance sheet date		366.40	93.10	103.00	23.75	89.90			71.90		72.30					152.60
Variable rate basis		LIBOR											LIBOR
Interest rate margin (as a percent)		1.85%											2.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)		2.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%		276
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)		3.00%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%		326
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)		3.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%		376
Number of tranches which comprise the credit facility														3
Amount of each tranche, which comprises the credit facility, option one															67.8
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche														60.00%
Period of repayment of principal in semi-annual installments													10 years
Undrawn funds available	$ 0												$ 0
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)													125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares													6
Number of newbuilding containerships financed			8
Fixed interest rate (as a percent)			8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels			6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments			3
Period of commencement of repayment of principal, in case of three newbuilding vessels			1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels			7
Period of commencement of repayment of principal, in case of five newbuilding vessels			1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments			5